Commitments	12 Months Ended
Jun. 30, 2019
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Commitments

32    Commitments

The Group’s commitments for capital expenditure were US$3,308 million as at 30 June 2019 (2018: US$2,110 million). The Group’s other commitments are as follows:

	Commitments under finance leases		Commitments under operating leases
	2019	2018	2019	2018
	US$M	US$M	US$M	US$M
Due not later than one year	110	127	440	388
Due later than one year and not later than five years	417	448	876	785
Due later than five years	501	590	589	839

Total	1,028	1,165	1,905	2,012

Future financing liability	(313)	(363)

Finance lease liability	715	802

Finance leases include leases of power generation and transmission assets. Certain lease payments may be subject to inflation escalation clauses on which contingent rentals are determined. The leases contain extension and renewal options.

Operating leases include leases of property, plant and equipment. Rental payments are generally fixed, but with inflation escalation clauses on which contingent rentals are determined. Certain leases contain extension and renewal options. From 1 July 2019, IFRS 16/AASB 16 ‘Leases’ became effective for the Group. Refer to note 38 ‘New and amended accounting standards and interpretations’.